Lindner Investments
                 7711 Carondelet Avenue, Suite 700
                       St. Louis, MO 63105



VIA EDGAR


November 5, 1997


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: Lindner Investments (the "Registrant")
     No. 33-66712
     No. 811-7932


Dear Sir or Madam:

This letter is to certify that the form of Prospectus and the Statement of Additional Information dated October 24, 1997 that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 by the above-referenced Registrant would not have differed from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A, which was electronically filed on behalf of the Registrant on October 20, 1997.

Please contact the undersigned at the above number should you have any questions.

Sincerely,
/s/ Brian L. Blomquist
Brian L. Blomquist
Vice President